Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment
The Group’s subsidiaries depreciate their property, plant and equipment, from the time they can be placed in service, amortizing the cost of the assets, net of their residual values on a straight-line basis over the assets’ estimated useful lives, which are calculated in accordance with technical studies that are revised periodically in light of technological advances and the rate of dismantling, as follows:

Years of estimated useful life
Buildings	25 – 40
Plant and machinery	10 – 15
Telephone installations, networks and subscriber equipment	5 – 20
Furniture, tools and other items	2 – 10
The composition of and movement in the items constituting net “Property, plant and equipment” in 2020 and 2019 were as follows:

2020
Millions of euros	Balance at 12/31/2019	Additions (1)	Depreciation	Disposals	Impairments	Transfers and others	Translation differences and hyperinflation adjustments	Balance at 12/31/2020
Land and buildings	3,603	33	(325)	(6)	1	(248)	(229)	2,829
Plant and machinery	25,006	981	(4,387)	(85)	(271)	(59)	(2,509)	18,676
Furniture, tools and other items	1,248	93	(310)	(3)	(2)	(287)	(116)	623
PP&E in progress	2,371	2,984	—	(5)	(3)	(3,445)	(261)	1,641
Total PP&E	32,228	4,091	(5,022)	(99)	(275)	(4,039)	(3,115)	23,769
(1) Total additions of property, plant and equipment in 2020 amounted to 4,595 million euros, including the additions corresponding to companies held for sale during the annual reporting period (see Note 2).

2019
Millions of euros	Balance at 12/31/2018	First application of IFRS 16	Additions (1)	Depreciation	Disposals	Transfers and others	Translation differences and hyperinflation adjustments	Exclusion of companies	Balance at 12/31/2019
Land and buildings	4,310	(9)	37	(334)	(227)	61	(56)	(179)	3,603
Plant and machinery	25,346	(107)	1,258	(4,845)	(33)	3,638	(58)	(193)	25,006
Furniture, tools and other items	1,201	(133)	129	(434)	(4)	503	7	(21)	1,248
PP&E in progress	2,438	—	4,568	—	(2)	(4,612)	18	(39)	2,371
Total PP&E	33,295	(249)	5,992	(5,613)	(266)	(410)	(89)	(432)	32,228
(1) Total additions of property, plant and equipment in 2019 amounted to 6,051 million euros, including the additions corresponding to companies held for sale and sold companies during the annual reporting period (see Note 2).
The gross cost, accumulated depreciation and impairment losses of property, plant and equipment at December 31, 2020 and 2019 were as follows:

Balance at December 31, 2020
Millions of euros	Gross cost	Accumulated depreciation	Impairment losses	PP&E
Land and buildings	8,735	(5,861)	(45)	2,829
Plant and machinery	85,230	(66,289)	(265)	18,676
Furniture, tools and other items	4,573	(3,938)	(12)	623
PP&E in progress	1,654	—	(13)	1,641
Total PP&E	100,192	(76,088)	(335)	23,769

Balance at December 31, 2019
Millions of euros	Gross cost	Accumulated depreciation	Impairment losses	PP&E
Land and buildings	10,588	(6,975)	(10)	3,603
Plant and machinery	101,249	(76,186)	(57)	25,006
Furniture, tools and other items	7,041	(5,788)	(5)	1,248
PP&E in progress	2,381	—	(10)	2,371
Total PP&E	121,259	(88,949)	(82)	32,228